Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
WARRANTS

7. WARRANTS

In connection with the issuance of the April 2013 Note and November 2013 Note, the Company issued detachable warrants to purchase 44,708 and 89,418 shares of Series C Preferred Stock (“Series C Warrants”), respectively, at $6.71 per share to the lenders, which were immediately exercisable. In December 2021, all outstanding 134,126 shares of warrants related to April 2013 Note and November 2013 were net exercised, leading to a net issuance of 116,150 shares of Series C Preferred Stock. As of March 31, 2022 and December 31, 2021, the fair value of the warrant liability was $0.

In connection with the issuance of the Company’s 2021 note payable (“SVB March 2021 Note”) and 2021 convertible note (“SCI June 2021 Note”), the Company issued detachable warrants to purchase 127,570 and 63,785 shares of common stock, respectively, with an exercise price of $20.37 per share to the lenders, which were immediately exercisable. The Company recorded the warrants initially at fair value (see Note 9 for additional information) as paid-in-capital on the condensed consolidated balance sheets based on the allocation of its relative fair value of the debt proceeds. See Note 9 for additional information on the fair value calculation. The fair value in relation to the SVB March 2021 Note was allocated to the notes as a discount. The fair value in relation to the SCI June 2021 Note was capitalized as an asset, as the underlying debt bears similarity to a revolving commitment. As the warrants were classified as equity, they are not subject to remeasurement at the end of each reporting period. The initial allocated fair value of the warrants as of March 31, 2021 and June 14, 2021 was $2,316 and $1,526, respectively. The warrants have a ten-year expiration date from the applicable closing date of March 2031 and June 2031, respectively.

During the three months ended March 31, 2022, no warrants were exercised.

7.	WARRANTS

In connection with the issuance of promissory notes in September 2010 and March 2011, the Company issued detachable warrants to purchase 76,180 and 25,394 shares of Series B Preferred Stock (“Series B Warrants”), respectively, at $1.97 per share to the lenders, which were immediately exercisable. The warrants have a ten-year expiration date from the applicable closing date of September 2020 and March 2021. The remaining warrants were exercised during the year ended December 31, 2020 and, therefore, were no longer outstanding as of December 31, 2020.

In connection with the issuance of the April 2013 Note and November 2013 Note, the Company issued detachable warrants to purchase 44,708 and 89,418 shares of Series C Preferred Stock (“Series C Warrants”), respectively, at $6.71 per share to the lenders, which were immediately exercisable. In December 2021, all outstanding 134,126 shares of warrants related to April 2013 Note and November 2013 were net exercised, leading to a net issuance of 116,150 shares of Series C Preferred Stock. This resulted into $3,812 recorded as other expense, net within the consolidated statements of operations and comprehensive loss for the change in the fair value of the warrant liability immediately before exercise. As of December 31, 2021 and 2020, the fair value of the warrant liability was $0 and $2,004, respectively.

In connection with the issuance of the Company’s 2021 note payable (“SVB March 2021 Note”) and 2021 Convertible Note (“SCI June 2021 Note”), the Company issued detachable warrants to purchase 127,570 and 63,785 shares of common stock, respectively, with an exercise price of $20.37 per share to the lenders, which were immediately exercisable. The Company recorded the warrants initially at fair value (see Note 9 for additional information) as paid-in-capital on the consolidated balance sheets based on the allocation of its relative fair value of the debt proceeds. See Note 9 for additional information on the fair value calculation. The fair value in relation to the SVB March 2021 Note was allocated to the notes as a discount. The fair value in relation to the SCI June 2021 Note was capitalized as an asset, as the underlying debt bears similarity to a revolving commitment. As the warrants were classified as equity, they are not subject to remeasurement at the end of each reporting period. The initial allocated fair value of the warrants as of March 31, 2021 and June 14, 2021 was $2,316 and $1,527, respectively. The warrants have a ten-year expiration date from the applicable closing date of March 2031 and June 2031, respectively.